Shareholders' Equity (Schedule Of Share Repurchases) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Stockholders' Equity Note [Abstract]
Shares repurchased (shares)	129,500	267,000	183,025
Cost	$ 543,420	$ 1,176,661	$ 846,287